UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010
(Address of principal executive offices) (Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777

Reporting Period: 07/01/2011 - 06/30/2012

Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309

Meeting Date: MAY 08, 2012   Meeting Type: Annual

Record Date:  MAR 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael J. Clarke        For       For          Management

1.2   Elect Director Daniel C. Lukas          For       Withhold     Management

1.3   Elect Director Bennett Rosenthal        For       For          Management

2     Ratify Auditors                         For       For          Management

3     Amend Omnibus Stock Plan                For       For          Management

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SIX FLAGS ENTERTAINMENT CORPORATION

Ticker:       SIX            Security ID:  83001A102

Meeting Date: MAY 02, 2012   Meeting Type: Annual

Record Date:  MAR 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John W. Baker            For       For          Management

1.2   Elect Director Kurt M. Cellar           For       For          Management

1.3   Elect Director Charles A. Koppelman     For       For          Management

1.4   Elect Director Jon L. Luther            For       For          Management

1.5   Elect Director Usman Nabi               For       For          Management

1.6   Elect Director Stephen D. Owens         For       For          Management

1.7   Elect Director James Reid-Anderson      For       For          Management

1.8   Elect Director Richard W. Roedel        For       For          Management

2     Amend Omnibus Stock Plan                For       Against      Management

3     Ratify Auditors                         For       For          Management

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SUPERMEDIA INC.

Ticker:       SPMD           Security ID:  868447103

Meeting Date: MAY 23, 2012   Meeting Type: Annual

Record Date:  MAR 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Edward J. Bayone         For       For          Management

1.2   Elect Director Robert C. Blattberg      For       For          Management

1.3   Elect Director Charles B. Carden        For       For          Management

1.4   Elect Director Thomas D. Gardner        For       For          Management

1.5   Elect Director David E. Hawthorne       For       For          Management

1.6   Elect Director Peter J. McDonald        For       For          Management

1.7   Elect Director Thomas S. Rogers         For       For          Management

1.8   Elect Director John Slater              For       For          Management

1.9   Elect Director Douglas D. Wheat         For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 13, 2012